TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Beginning balance	$ 1,673	$ 2,891
Increase in tax positions for current year	3,624	700
Reductions in respect of settlements with authorities and statute of limitation		(1,918)
Ending balance	$ 5,297	$ 1,673